Segment Information -- Allocation of revenue and expenses (Details) - USD ($) $ in Millions	3 Months Ended	5 Months Ended	16 Months Ended
	Mar. 31, 2015	Mar. 31, 2016	Oct. 31, 2015
Real Estate and Other Segments
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage		100.00%	100.00%
Real Estate and Other Segments | Minimum
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage			83.00%
Real Estate and Other Segments | Maximum
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage			100.00%
Consumer and Insurance Segment
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense due to change in debt allocation	$ 54
Consumer and Insurance Segment | Total Average Unsecured Debt Allocation
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage			100.00%
Consumer and Insurance Segment | Minimum | Total Average Unsecured Debt Allocation
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage			83.00%
Consumer and Insurance Segment | Maximum | Total Average Unsecured Debt Allocation
Segment Reporting Information [Line Items]
Unsecured debt allocation percentage			100.00%
Real Estate
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense due to change in debt allocation	(45)
Other
Segment Reporting Information [Line Items]
Increase (decrease) in interest expense due to change in debt allocation	$ (9)